FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

July 17, 2019

Filed Via EDGAR (CIK #0000757010)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

            RE:      Franklin Tax-Free Trust (Registrant)

            File Nos. 002-94222 and 811-04149

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A (/amendment). which is being filed under the Securities Act of 1933, and the Investment Company Act of 1940.  The Trust is filing this Amendment for the purpose of registering shares of a new series designated as the Franklin Municipal Green Bond Fund (“the Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any other information relating to the prospectus or statement of additional information of any other series of the Trust.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-2018 or the address shown above.

Sincerely yours,

FRANKLIN TAX-FREE TRUST

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG:rs

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